Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
(Loss) income Before Income Taxes
(Loss) income before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
PRC	13,076	19,711	15,055	2,362
Non-PRC	(13,416)	3,379	(4,277)	(671)

	(340)	23,090	10,778	1,691

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,564	4,668	3,636	571
Income tax refund due to reduced tax rate	(920)	(719)	—	—
Adjustments of deferred tax assets due to change in tax rates	9	(5)	109	17
Deferred income tax (benefit) expense	(705)	120	(558)	(88)

	1,948	4,064	3,187	500

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	(85)	5,773	2,694	423
Effect of differing tax rates in different jurisdictions	3,299	208	656	103
Non-taxable income	(419)	(995)	(89)	(14)
Non-deductible expenses	2,124	3,416	965	150
Research and development super-deduction	(1,245)	(1,549)	(1,645)	(258)
Effect of PRC preferential tax rates and tax holiday	(1,327)	(2,891)	(1,557)	(244)
Effect of tax rate changes on deferred taxes	9	(5)	109	17
Reversal of prior year’s income taxes	(1,134)	(951)	(734)	(115)
PRC withholding tax	(224)	122	615	97
Valuation allowance	950	936	2,173	341

Taxation for the year	1,948	4,064	3,187	500

Effective tax rate	(573%)	18%	29.6%	29.6%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share ( Note )	0.49	1.06	0.56	0.09

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	452	622	98
Accrued expenses, payroll and others	5,456	6,988	1,095
Fixed assets depreciation	106	112	18
Net operating loss carry-forwards	1,811	2,980	468
Less: valuation allowance	(5,895)	(8,068)	(1,266)

Deferred tax assets, net	1,930	2,634	413

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	406	508	80
Withholding tax on PRC subsidiaries’ undistributed earnings	1,381	1,803	283
Tax on capital gains	943	996	156
Others	593	241	38

	3,323	3,548	557